ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 30, 2023
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2023	2022	2021
Gross unrecognized tax benefits beginning of year	$3,217	$3,603	$3,892
(Decrease) increase in tax positions for prior years	943	(216)	437
Increase in tax positions for current year	1,286	764	839
Lapse in statute of limitations	(675)	(934)	(1,565)
Gross unrecognized tax benefits end of year	$4,771	$3,217	$3,603